Short-Term Borrowing (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowing	¥ 108,743,369	$ 16,713,550	¥ 107,517,367
Long-term borrowings due within one year	31,624,560	4,860,606
Pledged Loan
Short-term Debt [Line Items]
Short-term borrowing	¥ 77,118,809	$ 11,852,944	82,525,153
Credit Facility with Bank of Shanghai
Short-term Debt [Line Items]
Short-term borrowing			¥ 24,992,214